Equity (Details) - Schedule of Warrant Activities - Warrant [Member] - $ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Warrant Activities [Abstract]
Number of shares issuable, Outstanding and exercisable	[1]	686,667	686,667	76,667
Weight-average exercise price, Outstanding and exercisable	[1]	$ 286.2	$ 286.2	$ 165
Number of shares issuable, Granted	[1]			1,063,333
Weight-average exercise price, Granted	[1]			$ 240.9
Number of shares issuable, Exercised	[1]			(453,333)
Weight-average exercise price, Exercised	[1]			$ 159.6
Number of shares issuable, Ending Balance	[1]	686,667	686,667	686,667
Weight-average exercise price, Ending Balance	[1]	$ 286.2	$ 286.2	$ 286.2
Number of shares issuable, Outstanding and exercisable	[1]	686,667	686,667	686,667
Weight-average exercise price, Outstanding and exercisable	[1]	$ 286.2	$ 286.2	$ 286.2

[1]	Retrospectively adjusted for the effect of the Reverse Stock Split effected on November 20, 2022.